UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Braddock Multi-Strategy Income Fund

(Class A: BDKAX)

(Class C: BDKCX)

(Institutional Class: BDKNX)

SEMI-ANNUAL REPORT

JUNE 30, 2022

Braddock Multi-Strategy Income Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	12
Supplemental Information	25
Expense Example	29

This report and the financial statements contained herein are provided for the general information of the shareholders of the Braddock Multi-Strategy Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 72.8%
	Alternative Loan Trust 2005-62
$9,353,052	1.253%, 12/25/2035[1,2,3]	$21,055
	Arbor Realty Commercial Real Estate Notes 2021-FL1 Ltd.
3,570,000	4.724%, (1-Month USD Libor+340 basis points), 12/15/2035[1,4,5]	3,385,779
	Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
4,000,000	4.724%, (1-Month USD Libor+340 basis points), 11/15/2036[1,4,5]	3,726,863
	Bellemeade Re 2020-2 Ltd.
5,880,000	7.623%, (1-Month USD Libor+600 basis points), 8/26/2030[1,4,5]	6,053,423
	Bellemeade Re 2020-3 Ltd.
1,378,000	7.973%, (1-Month USD Libor+635 basis points), 10/25/2030[1,4,5]	1,384,546
	Bellemeade Re 2021-1 Ltd.
2,000,000	5.776%, (30-Day SOFR Average+485 basis points), 3/25/2031[1,4,5]	1,879,061
	Bellemeade Re 2021-2 Ltd.
4,500,000	3.826%, (30-Day SOFR Average+290 basis points), 6/25/2031[1,4,5]	3,914,016
3,000,000	5.076%, (30-Day SOFR Average+415 basis points), 6/25/2031[1,4,5]	2,588,757
	CAN Capital Funding LLC 2014-1A
535,925	4.257%, 4/15/2023[4,6]	—
	Eagle RE 2021-2 Ltd.
1,750,000	5.176%, (30-Day SOFR Average+425 basis points), 4/25/2034[1,4,5]	1,580,651
	Freddie Mac STACR REMIC Trust 2021-DNA5
5,500,000	6.426%, (30-Day SOFR Average+550 basis points), 1/25/2034[1,4,5]	4,238,166
	Freddie Mac STACR REMIC Trust 2021-DNA6
2,000,000	8.426%, (30-Day SOFR Average+750 basis points), 10/25/2041[1,4,5]	1,742,702
	Freddie Mac STACR REMIC Trust 2021-HQA1
2,075,000	5.926%, (30-Day SOFR Average+500 basis points), 8/25/2033[1,4,5]	1,566,986
	Freddie Mac STACR REMIC Trust 2021-HQA2
3,550,000	6.376%, (30-Day SOFR Average+545 basis points), 12/25/2033[1,4,5]	2,701,437
	Freddie Mac STACR REMIC Trust 2022-DNA3
2,000,000	5.276%, (30-Day SOFR Average+435 basis points), 4/25/2042[1,4,5]	1,843,794
	Freddie Mac Structured Agency Credit Risk Debt Notes
507,268	12.373%, (1-Month USD Libor+1,075 basis points), 3/25/2025[1,5]	511,371
4,793,026	10.823%, (1-Month USD Libor+920 basis points), 10/25/2027[1,5]	5,061,725
1,681,901	9.173%, (1-Month USD Libor+755 basis points), 12/25/2027[1,5]	1,660,415
3,141,490	4.124%, (1-Month USD Libor+250 basis points), 12/25/2042[1,5]	2,943,712
220,988	4.623%, (1-Month USD Libor+300 basis points), 12/25/2042[1,5]	153,399
5,568,459	3.761%, 2/25/2048[1,3,4]	4,258,593
2,193,068	3.827%, 5/25/2048[1,3,4]	1,692,424
5,001,861	4.157%, 8/25/2048[1,3,4]	4,197,967
1,846,269	4.512%, 11/25/2048[1,3,4]	1,525,631
2,127,000	5.823%, (1-Month USD Libor+420 basis points), 2/25/2047[1,4,5]	2,073,195
3,100,000	5.673%, (1-Month USD Libor+405 basis points), 2/25/2049[1,4,5]	2,973,738
3,693,419	10.973%, (1-Month USD Libor+935 basis points), 4/25/2028[1,5]	3,768,030
	Home RE 2021-1 Ltd.
4,000,000	5.273%, (1-Month USD Libor+365 basis points), 7/25/2033[1,4,5]	3,345,582

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	JP Morgan Wealth Management
$1,116,974	3.676%, (30-Day SOFR Average+275 basis points), 3/25/2051[1,4,5]	$1,031,937
737,203	4.576%, (30-Day SOFR Average+365 basis points), 3/25/2051[1,4,5]	689,810
1,576,000	7.826%, (30-Day SOFR Average+690 basis points), 3/25/2051[1,4,5]	1,479,251
	JPMorgan Chase Bank N.A. - CACLN
3,150,000	9.812%, 2/26/2029[1,4]	2,942,834
	Oaktown Re VII Ltd.
3,500,000	5.326%, (30-Day SOFR Average+440 basis points), 4/25/2034[1,4,5]	3,005,812
	PNMAC GMSR Issuer Trust 2018-GT2
4,500,000	4.274%, (1-Month USD Libor+265 basis points), 8/25/2025[1,4,5]	4,492,475
	Radnor RE 2019-1 Ltd.
2,000,000	6.073%, (1-Month USD Libor+445 basis points), 2/25/2029[1,4,5]	1,923,735
2,350,000	4.324%, (1-Month USD Libor+270 basis points), 6/25/2029[1,4,5]	2,319,977
	Radnor RE 2020-1 Ltd.
2,350,000	4.624%, (1-Month USD Libor+300 basis points), 1/25/2030[1,4,5]	2,134,211
	Radnor RE 2021-1 Ltd.
4,750,000	4.926%, (30-Day SOFR Average+400 basis points), 12/27/2033[1,4,5]	4,025,294
	Radnor RE 2021-2 Ltd.
2,000,000	5.926%, (30-Day SOFR Average+500 basis points), 11/25/2031[1,4,5]	1,845,565
4,000,000	6.926%, (30-Day SOFR Average+600 basis points), 11/25/2031[1,4,5]	3,604,616
	RESI Finance LP 2003-CB1
934,113	2.850%, (1-Month USD Libor+165 basis points), 6/10/2035[1,4,5]	812,203
	RMF Buyout Issuance Trust 2021-HB1
3,500,000	6.000%, 11/25/2031[1,3,4,6]	3,194,100
	Santander Bank N.A. - SBCLN
4,250,000	6.171%, 12/15/2031[1,4]	3,857,041
	STAR 2021-SFR1 Trust
3,000,000	4.723%, (1-Month USD Libor+320 basis points), 4/17/2038[4,5]	2,851,996
3,633,000	5.973%, (1-Month USD Libor+445 basis points), 4/17/2038[4,5]	3,527,443
	Triangle Re 2021-2 Ltd.
2,000,000	7.123%, (1-Month USD Libor+550 basis points), 10/25/2033[1,4,5]	1,854,801
2,000,000	9.123%, (1-Month USD Libor+750 basis points), 10/25/2033[1,4,5]	1,869,709
	Triangle Re 2021-3 Ltd.
5,104,000	5.876%, (30-Day SOFR Average+495 basis points), 2/25/2034[1,4,5]	4,460,687
	Vivint Solar Financing VI LLC
8,645,300	5.258%, (3-Month USD Libor+475 basis points), 8/29/2023[1,4,5]	8,636,346
	TOTAL ASSET-BACKED SECURITIES
	(Cost $143,367,501)	131,352,861
	COLLATERALIZED MORTGAGE OBLIGATIONS — 17.8%
	CFMT 2021-HB5 LLC
2,314,525	5.682%, 2/25/2031[1,3,4,6]	2,198,567
	Chase Mortgage Finance Corp.
2,158,000	7.426%, (30-Day SOFR Average+650 basis points), 2/25/2050[1,4,5]	2,000,664

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	CHL Mortgage Pass-Through Trust 2005-3
$9,192,994	1.248%, 4/25/2035[1,2,3]	$126,381
	Dominion Mortgage Trust 2021-RTL1
3,500,000	5.731%, 7/25/2027[1,4,7]	3,113,702
	Fannie Mae Connecticut Avenue Securities
4,100,000	10.873%, (1-Month USD Libor+925 basis points), 11/25/2039[1,4,5]	3,927,594
3,101,755	6.874%, (1-Month USD Libor+525 basis points), 10/25/2023[1,5]	3,189,611
3,191,855	6.524%, (1-Month USD Libor+490 basis points), 11/25/2024[1,5]	3,286,071
2,800,000	6.426%, (30-Day SOFR Average+550 basis points), 12/25/2041[1,4,5]	2,275,108
	FARM Mortgage Trust 2021-1
1,643,831	3.237%, 7/25/2051[1,3,4]	1,371,034
	JP Morgan Mortgage Trust 2020-8
818,708	3.513%, 3/25/2051[1,3,4]	653,051
855,000	3.513%, 3/25/2051[1,3,4]	532,603
1,817,133	3.513%, 3/25/2051[1,3,4]	648,847
	JP Morgan Seasoned Mortgage Trust 2014-1
2,451,507	1.189%, 5/25/2033[1,3,4]	2,089,133
	JP Morgan Trust 2015-1
2,289,882	2.174%, 12/25/2044[1,3,4]	2,270,402
	Morgan Stanley Residential Mortgage Loan Trust 2021-2
1,706,256	2.902%, 5/25/2051[1,3,4]	1,039,898
1,500,000	2.902%, 5/25/2051[1,3,4]	564,037
1,235,791	2.902%, 5/25/2051[1,3,4]	325,847
	Oceanview Mortgage Trust 2021-1
1,543,000	2.728%, 5/25/2051[1,3,4]	640,562
772,000	2.728%, 5/25/2051[1,3,4]	277,547
	Oceanview Mortgage Trust 2021-3
1,406,000	2.716%, 6/25/2051[1,3,4]	575,182
527,000	2.716%, 6/25/2051[1,3,4]	187,403
	Western Mortgage Reference Notes Series 2021-CL2
935,276	7.426%, (30-Day SOFR Average+650 basis points), 7/25/2059[1,4,5]	929,254
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $35,691,382)	32,222,498

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.2%
	PUT OPTIONS — 0.2%
	SPDR S&P 500 ETF Trust
	Exercise Price: $345.00, Notional amount: $18,181,500,
527	Expiration Date: September 16, 2022	$408,425
	TOTAL PUT OPTIONS
	(Cost $493,692)	408,425
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $493,692)	408,425

Principal Amount
CORPORATE BONDS — 0.0%
FINANCIALS — 0.0%
First Matrix RMOF Trust
$750,000	0.000% 10/1/20293,6,8,*	—
TOTAL FINANCIALS
	(Cost $6,456)	—
TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 9.3%
3,281,698	Fidelity Institutional Government Portfolio, 1.192%[9]	3,281,698
13,520,026	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.371%[9]	13,520,026
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,801,724)	16,801,724
	TOTAL INVESTMENTS — 100.1%
	(Cost $196,360,755)	180,785,508
	Liabilities in Excess of Other Assets — 0.1%	(224,946)
	TOTAL NET ASSETS — 100.0%	$180,560,562

LLC – Limited Liability Company

REMIC – Real Estate Mortgage Investment Conduit

LP – Limited Partnership

ETF – Exchange-Traded Fund

[1]	Callable.

[2]	Interest-only security.

[3]	Variable rate security.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $142,853,589, which represents 79.1% of total net assets of the Fund.

[5]	Floating rate security.

[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 2.99% of Net Assets. The total value of these securities is $5,392,667.

[7]	Step rate security.
[8]	Security is in default.

[9]	The rate is the annualized seven-day yield at period end. *Non-income producing security.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds	0.0%
Financials	0.0%
Total Corporate Bonds	0.0%
Asset-Backed Securities	72.8%
Collateralized Mortgage Obligations	17.8%
Purchased Options Contracts	0.2%
Short-Term Investments	9.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $195,867,063)	$180,377,083
Purchased options contracts, at value (cost $493,692)	408,425
Receivables:
Fund shares sold	4,788
Dividends and interest	390,700
Prepaid expenses	4,291
Callable bond proceeds (Note 11)	24,547
Total assets	181,209,834

Liabilities:
Payables:
Fund shares redeemed	268,831
Advisory fees	182,299
Shareholder servicing fees (Note 7)	58,533
Distribution fees - Class A & Class C (Note 6)	6,825
Fund services fees	62,496
Commitment fees payable (Note 12)	13,592
Auditing fees	10,702
Trustees' deferred compensation (Note 3)	9,349
Trustees' fees and expenses	4,969
Chief Compliance Officer fees	3,445
Accrued other expenses	28,231
Total liabilities	649,272

Net Assets	$180,560,562

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$219,106,925
Total distributable earnings (accumulated deficit)	(38,546,363)
Net Assets	$180,560,562

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,335,109
Shares of beneficial interest issued and outstanding	509,206
Redemption price[1]	$6.55
Maximum sales charge (4.25% of offering price)[2]	0.29
Maximum offering price to public	$6.84

Class C Shares:
Net assets applicable to shares outstanding	$7,185,396
Shares of beneficial interest issued and outstanding	1,099,881
Redemption price[3]	$6.53

Institutional Class Shares:
Net assets applicable to shares outstanding	$170,040,057
Shares of beneficial interest issued and outstanding	25,943,278
Redemption price	$6.55

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.

[2]	On sales of $50,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.

[3]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

Investment income:
Interest	$8,467,774
Total investment income	8,467,774

Expenses:
Advisory fees	2,051,081
Shareholder servicing fees (Note 7)	158,146
Distribution fees - Class A (Note 6)	7,865
Distribution fees - Class C (Note 6)	43,281
Fund services fees	221,826
Registration fees	28,219
Dividends and interest on securities sold short	21,583
Legal fees	20,476
Commitment fees (Note 12)	11,681
Auditing fees	11,632
Shareholder reporting fees	9,885
Chief Compliance Officer fees	8,989
Offering costs	7,778
Trustees' fees and expenses	6,538
Miscellaneous	5,594
Insurance fees	1,799
Total expenses	2,616,373
Advisory fees recovered (waived)	(62,886)
Net expenses	2,553,487
Net investment income (loss)	5,914,287

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(683,408)
Purchased options contracts	(386,825)
Net realized gain (loss) on:	(1,070,233)
Net change in unrealized appreciation/depreciation on:
Investments	(30,204,967)
Purchased options contracts	(85,267)
Net change in unrealized appreciation/depreciation	(30,290,234)
Net realized and unrealized gain (loss)	(31,360,467)

Net Increase (Decrease) in Net Assets from Operations	$(25,446,180)

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$5,914,287	$24,497,890
Net realized gain (loss) on investments, purchased options contracts and securities sold short	(1,070,233)	23,812,216
Net change in unrealized appreciation/depreciation on investments and purchased options contracts	(30,290,234)	(8,060,607)
Net increase (decrease) in net assets resulting from operations	(25,446,180)	40,249,499
Distributions to Shareholders:
Distributions:
Class A	(110,354)	(793,806)
Class C	(128,013)	(333,010)
Institutional Class	(5,779,452)	(23,667,630)
Total distributions to shareholders	(6,017,819)	(24,794,446)
Capital Transactions:
Net proceeds from shares sold:
Class A	665,799	9,258,822
Class C	30,000	162,600
Institutional Class	9,144,596	101,319,586
Reinvestment of distributions:
Class A	101,965	641,912
Class C	119,634	307,717
Institutional Class	4,386,315	15,983,011
Cost of shares redeemed:
Class A	(7,839,922)	(34,359,865)
Class C	(2,383,849)	(5,100,512)
Institutional Class	(360,951,081)	(339,195,057)
Net increase (decrease) in net assets from capital transactions	(356,726,543)	(250,981,786)

Total increase (decrease) in net assets	(388,190,542)	(235,526,733)
Net Assets:
Beginning of period	568,751,104	804,277,837
End of period	$180,560,562	$568,751,104
Capital Share Transactions:
Shares sold:
Class A	91,360	1,268,252
Class C	4,295	22,362
Institutional Class	1,282,228	13,867,054
Shares reinvested:
Class A	14,575	87,796
Class C	17,364	42,208
Institutional Class	629,953	2,184,616
Shares redeemed:
Class A	(1,104,511)	(4,702,238)
Class C	(341,189)	(698,511)
Institutional Class	(50,819,588)	(46,443,671)
Net increase (decrease) in capital share transactions	(50,225,513)	(34,372,132)

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$7.31	$7.17	$10.39	$10.15	$10.27	$10.05
Income from Investment Operations:
Net investment income (loss)[1]	0.12	0.24	0.29	0.39	0.41	0.41
Net realized and unrealized gain (loss)	(0.75)	0.15	(3.22)	0.24	(0.11)	0.29
Total from investment operations	(0.63)	0.39	(2.93)	0.63	0.30	0.70

Less Distributions:
From net investment income	(0.13)	(0.25)	(0.29)	(0.39)	(0.42)	(0.48)
Total distributions	(0.13)	(0.25)	(0.29)	(0.39)	(0.42)	(0.48)

Net asset value, end of period	$6.55	$7.31	$7.17	$10.39	$10.15	$10.27

Total return[2]	(8.68)%[3]	5.43%	(28.05)%	6.34%	2.99%	7.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,335	$11,017	$34,785	$40,319	$19,620	$7,361

Ratio of expenses to average net assets (including dividends and interest on securities sold short, extraordinary expenses and commitment fees):
Before fees waived and expenses absorbed/recovered[4]	1.81%[5]	1.75%	1.74%	1.76%	1.82%	1.99%
After fees waived and expenses absorbed/recovered[4]	1.77%[5]	1.76%	1.77%	1.76%	1.75%	1.76%
Ratio of net investment income to average net assets (including dividends and interest on securities sold short, extraordinary expenses and commitment fees):
Before fees waived and expenses absorbed/recovered	3.35%[5]	3.31%	4.07%	3.78%	3.87%	3.78%
After fees waived and expenses absorbed/recovered	3.39%[5]	3.30%	4.04%	3.78%	3.94%	4.01%

Portfolio turnover rate	6%[3]	50%	91%	27%	35%	33%

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been higher/lower had expenses not been recovered/waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.25% of offering price which is waived on sales of $1 million or more. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.

[3]	Not annualized.

[4]	If commitment fees, and dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2022. For the prior periods ended December 31, 2021, 2020, 2019, 2018 and 2017, the ratios would have been lowered by 0.01%, 0.02%, 0.01%, 0.00% and 0.01%, respectively.

[5]	Annualized.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$7.29	$7.15	$10.36	$10.13	$10.25	$10.04
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.19	0.24	0.31	0.33	0.33
Net realized and unrealized gain (loss)	(0.74)	0.14	(3.21)	0.24	(0.10)	0.30
Total from investment operations	(0.65)	0.33	(2.97)	0.55	0.23	0.63

Less Distributions:
From net investment income	(0.11)	(0.19)	(0.24)	(0.32)	(0.35)	(0.42)
Total distributions	(0.11)	(0.19)	(0.24)	(0.32)	(0.35)	(0.42)

Net asset value, end of period	$6.53	$7.29	$7.15	$10.36	$10.13	$10.25

Total return[2]	(9.05)%[3]	4.64%	(28.59)%	5.49%	2.26%	6.38%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,185	$10,346	$14,675	$20,552	$9,833	$3,510

Ratio of expenses to average net assets (including dividends and interest on securities sold short, extraordinary expenses and commitment fees):
Before fees waived and expenses absorbed/recovered[4]	2.56%[5]	2.50%	2.49%	2.51%	2.57%	2.74%
After fees waived and expenses absorbed/recovered[4]	2.52%[5]	2.51%	2.52%	2.51%	2.50%	2.51%
Ratio of net investment income to average net assets (including dividends and interest on securities sold short, extraordinary expenses and commitment fees):
Before fees waived and expenses absorbed/recovered	2.60%[5]	2.56%	3.32%	3.03%	3.12%	3.03%
After fees waived and expenses absorbed/recovered	2.64%[5]	2.55%	3.29%	3.03%	3.19%	3.26%

Portfolio turnover rate	6%[3]	50%	91%	27%	35%	33%

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been higher/lower had expenses not been recovered/waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.

[3]	Not annualized.

[4]	If commitment fees, and dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2022. For the prior periods ended December 31, 2021, 2020, 2019, 2018 and 2017, the ratios would have been lowered by 0.01%, 0.02%, 0.01%, 0.00% and 0.01%, respectively.

[5]	Annualized.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$7.31	$7.17	$10.40	$10.16	$10.28	$10.05
Income from Investment Operations:
Net investment income (loss) [1]	0.13	0.26	0.30	0.42	0.43	0.44
Net realized and unrealized gain (loss)	(0.75)	0.15	(3.22)	0.24	(0.10)	0.30
Total from investment operations	(0.62)	0.41	(2.92)	0.66	0.33	0.74

Less Distributions:
From net investment income	(0.14)	(0.27)	(0.31)	(0.42)	(0.45)	(0.51)
Total distributions	(0.14)	(0.27)	(0.31)	(0.42)	(0.45)	(0.51)

Net asset value, end of period	$6.55	$7.31	$7.17	$10.40	$10.16	$10.28

Total return[2]	(8.56)%[3]	5.71%	(27.93)%	6.60%	3.24%	7.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$170,040	$547,388	$754,817	$572,235	$306,520	$124,020

Ratio of expenses to average net assets (including dividends and interest on securities sold short, extraordinary expenses and commitment fees):
Before fees waived and expenses absorbed/recovered[4]	1.56%[5]	1.50%	1.49%	1.51%	1.57%	1.74%
After fees waived and expenses absorbed/recovered[4]	1.52%[5]	1.51%	1.52%	1.51%	1.50%	1.51%
Ratio of net investment income to average net assets (including dividends and interest on securities sold short, extraordinary expenses and commitment fees):
Before fees waived and expenses absorbed/recovered	3.60%[5]	3.56%	4.32%	4.03%	4.12%	4.03%
After fees waived and expenses absorbed/recovered	3.64%[5]	3.55%	4.29%	4.03%	4.19%	4.26%

Portfolio turnover rate	6%[3]	50%	91%	27%	35%	33%

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been higher/lower had expenses not been recovered/waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	If commitment fees, and dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2022. For the prior periods ended December 31, 2021, 2020, 2019, 2018 and 2017, the ratios would have been lowered by 0.01%, 0.02%, 0.01%, 0.00% and 0.01%, respectively.

[5]	Annualized.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

Note 1 – Organization

The Braddock Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund currently offers four classes of shares: A shares, C shares, T shares, and Institutional shares. Class T shares are not currently available for purchase.

The Fund commenced investment operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $49,561,285 transfer of shares of the Fund in exchange for the net assets of the Braddock Structured Opportunities Fund Series A, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 4,933,206 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $49,561,285 consisting of cash, interest receivable and securities of the Company with a fair value of $46,984,053 (identified costs of investments transferred were $44,433,272) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2022 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

The Fund may sell securities short. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2022 (Unaudited)

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund is allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(e) Reverse Repurchase Agreements

The Fund may enter into “reverse” repurchase agreements to seek to enhance the portfolio’s return. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. When the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that the Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 (ASC 740) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2022 (Unaudited)

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2018-2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(i) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(j) LIBOR Risk

Certain of the Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance or financial condition.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2022 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets. The Advisor engages Braddock Financial LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of the Fund's average daily net assets for Class A, Class C, and Institutional Class shares, respectively. This agreement is in effect until April 30, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2022, the Advisor waived advisory fees totaling $62,886. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2022, the amount of these potentially recoverable expenses was $62,886. The Advisor may recapture all or a portion of this amount no later than December 31, 2025.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2022, are reported on the Statement of Operations as Fund services fees.

Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2022, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2022 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2022, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2022, the cost of securities on a tax basis and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Cost of investments	$196,814,873

Gross unrealized appreciation	$2,579,131
Gross unrealized depreciation	(18,608,496)
Net unrealized appreciation (depreciation) on investments	$(16,029,365)

As of December 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$132,384
Undistributed long-term capital gains	-
Tax accumulated earnings	132,384

Accumulated capital and other losses	(21,466,155)
Unrealized appreciation on investments	14,260,869
Unrealized Deferred Compensation	(9,462)
Total accumulated deficit	$(7,082,364)

As of December 31, 2021, the Fund had net capital loss carryovers as follows:

Not subject to expiration:
Short Term	$-
Long Term	21,466,155
Total	$21,466,155

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of the distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

Distributions paid from:	2021	2020
Ordinary income	$24,794,446	$33,645,149
Net long-term capital gains	-	-
Total distributions paid	$24,794,446	$33,645,149

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2022 (Unaudited)

Note 5 – Investment Transactions

For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales	Securities sold short	Cover short securities
$17,822,347	$360,307,820	$-	$-

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the six months ended June 30, 2022, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of its shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2022, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund’s that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2022 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities*	$-	$128,158,761	$3,194,100	$131,352,861
Collateralized Mortgage Obligations	-	30,023,931	2,198,567	32,222,498
Corporate Bonds*	-	-	0	0
Short-Term Investments	16,801,724	-	-	16,801,724
Total Investments	16,801,724	158,182,692	5,392,667	180,377,083
Purchased Options	408,425	-	-	408,425
Total Assets	$17,210,149	$158,182,692	$5,392,667	$180,785,508

*	The Fund held a Level 3 security valued at zero at period end.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2022 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

		Collateralized
	Asset-Backed	Mortgage	Corporate
	Securities	Obligations	Bonds
Balance as of December 31, 2021	$17,210,708	$7,372,749	$0
Transfers into Level 3	-	-	-
Transfers out of Level 3(1)	(3,768,029)	-	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	(522,639)	(225,699)	-
Included in other comprehensive income	-	-	-
Net purchases	974,060	499,062	-
Net sales	(10,700,000)	(5,447,545)	-
Balance as of June 30, 2022	$3,194,100	$2,198,567	$0

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(534,037)	$(170,197)	-

(1)	Transferred from Level 3 to Level 2 because observable market data became available for the securities.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022:

Asset Class	Fair Value at 6/30/2022	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Asset-Backed Securities	$3,194,100	Asset Approach	Estimated Recovery Proceeds	$0.00	N/A	Increase
		Market Approach	Indicative Dealer Quotes	$91.26	N/A	Increase
Collateralized Mortgage Obligations	$2,198,567	Market Approach	Indicative Dealer Quotes	$94.99	N/A	Increase
Corporate Bonds	$ 0	Asset Approach	Estimated Recovery Proceeds	$0.00	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2022 (Unaudited)

Note 10 – Derivative and Hedging Disclosure

The Fund has adopted the disclosure provisions of FASB Standard Codification 815, Derivatives and Hedging, which requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

For either investment or hedging purposes, the Fund may invest substantially in a broad range of derivative instruments, including structured products, swaps (including credit default swaps), futures and forward contracts, and options. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. The Fund invested in options contracts during the six months ended June 30, 2022, which did not have a material impact on the Fund’s performance.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2022 by risk category are as follows:

	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity price risk	Purchased options contracts, at value	$408,425
Total		$408,425

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity price risk	$(386,825)
Total	$(386,325)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity price risk	$(85,267)
Total	$(85,267)

The quarterly average volumes of derivative instruments as of June 30, 2022 are as follows:

Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$12,384,500

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2022 (Unaudited)

Note 11 – Callable Bond Proceeds

On November 25, 2019, Wells Fargo Bank, N.A. (Wells Fargo), the trustee for Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A-2 (CUSIP 94979TAB2) issued a call notice that funds received from this security will be withheld to establish a reserve account to meet its current and future expenses for litigation costs and potential judgements resulting from claims against Wells Fargo. Wells Fargo stated in its letter to certificate holders that this amount will be held for an unknown amount of time and any unused funds in reserve will be paid to certificate holders when Wells Fargo determines that such funds are no longer necessary to be held. The Fund expects payment to be received within the next three years and the estimated proceeds to be received from the callable bond is reported on the Statement of Assets and Liabilities.

Note 12 – Line of Credit

The Fund together with Robinson Tax Advantaged Income Fund and Robinson Opportunistic Income Fund managed by the Advisor (together “Liberty Street Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 (committed) and $25,000,000 (uncommitted) with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of 20.00% of its adjusted net assets with the cap limit of $25,000,000, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 2.00%. As compensation for holding the lending commitment available, the Liberty Street Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Commitment fees for the six months ended June 30, 2022 are disclosed in the Statement of Operations. The Fund’s line of credit activity during the six months ended June 30, 2022 was as follows:

Maximum available credit	$25,000,000
Largest amount outstanding on an individual day	20,000,000
Average daily loan outstanding	17,501,111
Credit facility outstanding as of June 30, 2022	-
Average interest rate when in use	4.00%
Interest	$7,778.27

Note 13 – ReFlow liquidity program

The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from the fund equal to the amount of the fund’s net redemptions on a given day. ReFlow will purchase Institutional Class Shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will periodically redeem its entire share position in the Fund. For use of the ReFlow service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. During the six months ended June 30, 2022, ReFlow was not utilized by the Fund.

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2022 (Unaudited)

Note 15 - Recently Issued Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2022 (Unaudited)

Note 16 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

At a special meeting held on August 18, 2022, the Board of Trustees considered and approved a new investment sub-advisory agreement between Liberty Street and Bramshill Investments, LLC (“Bramshill”) (the “New Sub-Advisory Agreement”), with respect to the Fund, pursuant to which Bramshill would become the investment sub-advisor for the Fund, subject to the oversight of Liberty Street. Shareholders will be asked to approve the New Sub-Advisory Agreement on November 17, 2022. The current sub-advisory agreement between Liberty Street and Braddock will terminate and the New Sub-Advisory Agreement will become effective upon shareholder approval of the New Sub-Advisory Agreement. The name of the Fund will change to Bramshill Multi-Strategy Income Fund.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 16, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Braddock Financial LLC (the “Sub-Advisor”), with respect to the Braddock Multi-Strategy Income Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Aggregate Bond Index, the ICE BofA U.S. Cash Pay High Yield Index, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Multisector Bond fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended March 31, 2022; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was above the Fund Universe median return and the Bloomberg U.S. Aggregate Bond Index return, but below the ICE BofA U.S. Cash Pay High Yield Index return and the Peer Group median return by 0.21% and 1.47%, respectively. The Fund’s annualized total return for the five-year period was below the Peer Group median return by 5.48%, the Bloomberg Index return by 5.51%, the Fund Universe median return by 6.79%, and the ICE BofA Index return by 7.92%. For the three-year period, the Fund’s annualized total return was below the Peer Group median return by 9.87%, the Bloomberg Index return by 10.26%, the Fund Universe median return by 11.96%, and the ICE BofA Index return by 12.95%. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance over the three- and five-year periods was attributable to a four-day period in March 2020, during which the Fund’s net asset value declined 67% due to the effect that the outbreak of COVID-19 had on the fixed income markets; and at that time, there was a significant decline in liquidity in the fixed income markets, including in the Fund’s holdings, which caused a corresponding decline in the market values of those securities. The Trustees also considered the Investment Advisor’s explanation that rapidly rising interest rates and the widening of credit spreads that occurred during the first quarter of 2022 contributed to the Fund’s negative return for the one-year period.

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.36% and 0.70%, respectively. The Trustees considered that the Fund’s advisory fee was not in the highest quartile of those funds in the Peer Group. The Trustees noted that the Investment Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.55% and 0.86%, respectively. The Trustees noted that the Investment Advisor had agreed to an expense cap of 25 basis points in excess of its advisory fee since the Fund’s inception, and the Trustees considered the Investment Advisor’s explanation that the Fund’s annual total expenses were in the highest quartile of the Peer Group funds because the Fund, during the period, recouped fees previously waived and/or expenses previously paid. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2022, noting that the Investment Advisor had waived a portion of its advisory fee for the Fund. The Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Fund was reasonable.

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION - Continued

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Braddock Financial LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub -advisory fee charged by the Sub-Advisor with respect to the Fund, which they noted was significantly lower than the advisory fee that the Sub-Advisor charges to a private fund, which includes both asset-based and performance-based fees. The Board observed that the Investment Advisor pays the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on June 16, 2022 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the Braddock Multi-Strategy Income Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule. The Board has appointed Liberty Street Advisors, Inc., the investment adviser to the Fund, as the program administrator (“Program Administrator”) and Braddock Financial LLC, the investment sub-adviser to the Fund, as the program sub-administrator (“Program Sub-Administrator”) for the Fund Program. The Program Administrator has delegated, subject to its oversight, the primary liquidity classification responsibility and certain reporting duties to the Sub-Administrator. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator, Program Sub-Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from April 1, 2021, through March 31, 2022 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions);

●	An overview of market liquidity for the Fund during the Program Reporting Period;

●	The Fund’s ability to meet redemption requests;

●	The Fund’s cash management;

●	The Fund’s borrowing activity, if any, in order to meet redemption requests;

●	The Fund’s compliance with the 15% limit of illiquid investments; and

●	The Fund’s highly liquid investment minimum (“HLIM”), including the effectiveness of the implementation of the HLIM.

The Report stated that there were no material changes made to the Fund Program during the Program Reporting Period. In addition, the Program Administrator and Program Sub-Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund’s established HLIM continues to be appropriate; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Braddock Multi-Strategy Income Fund

EXPENSE EXAMPLE

For the Six Months Ended June 30, 2022 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2022 to June 30, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending Account	Expenses Paid
		Account Value	Value	During Period*
		1/1/22	6/30/22	1/1/22 – 6/30/22
Class A	Actual Performance	$1,000.00	$913.20	$8.42
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.99	8.87
Class C	Actual Performance	1,000.00	909.50	11.96
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.27	12.60
Institutional Class	Actual Performance	1,000.00	914.40	7.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.23	7.63

*	Expenses are equal to the Fund’s annualized expense ratios of 1.77%, 2.52% and 1.52% for Class A, Class C and Institutional Class shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

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Braddock Multi-Strategy Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.

88 Pine Street 31st Floor, Suite 3101

New York, New York 10005

Sub-Advisor

Braddock Financial LLC

1200 17th Street, Suite 1210

Denver, Colorado 80202

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Braddock Multi-Strategy Income Fund - Class A	BDKAX	46141Q 618
Braddock Multi-Strategy Income Fund - Class C	BDKCX	46141Q 592
Braddock Multi-Strategy Income Fund - Institutional Class	BDKNX	46141Q 584

Privacy Principles of the Braddock Multi-Strategy Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Braddock Multi-Strategy Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Fund at (800) 207-7108 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108 by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding Mailings

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semiannual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 207-7108.

Braddock Multi-Strategy Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)  (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/8/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/8/22

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/8/22